Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1]	$ 306,960	$ 300,370	$ 10,200	$ 5,770	$ 251,000	$ 1,210	$ 9,820	$ 885,330
ARGENTINA
Total	[1]	17,740	42,420	2,070				4,250	66,480
ARGENTINA | Government of Argentina, Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member]
Total	[1]	17,740							17,740
ARGENTINA | Santa Cruz Province, Secretariat of Mining of Santa Cruz [Member]
Total	[1]		12,330						12,330
ARGENTINA | Santa Cruz Province, Fomicruz (Fomento Minero de Santa Cruz S.E.; state company; minority shareholder in CVSA) [Member]
Total	[1]		30,090	20					30,110
ARGENTINA | Santa Cruz Province, Fondo Fiduciario UniRSE [Member]
Total	[1]							3,960	3,960
ARGENTINA | Puerto San Julian Municipality, Development Agency [Member]
Total	[1]							280	280
ARGENTINA | Santa Cruz Province, Agricultural Council of Santa Cruz [Member]
Total	[1]			2,060					2,060
COLOMBIA
Total	[1]	860		100			130	20	1,110
COLOMBIA | Jericó Municipality, Mayor’s Office of Jericó (Alcaldía Municipal de Jericó) [Member]
Total	[1]	400							400
COLOMBIA | Government of Colombia, Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member]
Total	[1]	160							160
COLOMBIA | Jericó Municipality, Cultural, Infrastructure, Education & Agriculture Secretaries [Member]
Total	[1]						130	20	150
COLOMBIA | Government of Colombia, Colombian National Mining Agency (ANM - Agencia Nacional de Minería) [Member]
Total	[1]			100					100
COLOMBIA | Cundinamarca Department, Finance Ministry of Cundinamarca [Member]
Total	[1]	160							160
COLOMBIA | Antioquia Department, Finance Ministry of Antioquia [Member]
Total	[1]	140							140
BRAZIL
Total	[1]	31,910	11,610	130					43,650
BRAZIL | Government of Brazil, Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member]
Total	[1]	31,430							31,430
BRAZIL | Nova Lima Municipality, Municipal Government of Nova Lima [Member]
Total	[1]	440		70					510
BRAZIL | Crixás Municipality, Municipal Government of Crixás [Member]
Total	[1]	40		70					110
BRAZIL | Government of Brazil, Brazilian National Mining Agency (ANM - Agência Nacional de Mineração) [Member]
Total	[1]		11,610						11,610
AUSTRALIA
Total	[1]	79,760	44,460	2,110					126,330
AUSTRALIA | State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]
Total	[1]		44,460	1,970					46,430
AUSTRALIA | Government of Australia, Australian Taxation Office [Member]
Total	[1]	79,760							79,760
AUSTRALIA | State Government of Western Australia, Department of Water and Environment Regulation [Member]
Total	[1]			140					140
UNITED STATES
Total	[1]			1,160					1,160
UNITED STATES | U.S. Federal Government, Bureau of Land Management [Member]
Total	[1]			1,160					1,160
UNITED KINGDOM
Total	[1]	530							530
UNITED KINGDOM | UK Government, His Majesty's Revenue and Customs (HMRC) [Member]
Total	[1]	530							530
EGYPT
Total	[1]	15,420	28,780			251,000			295,200
EGYPT | Arab Republic of Egypt, Egyptian Mineral Resources Authority (EMRA) [Member]
Total	[1]		28,780			$ 251,000			279,780
EGYPT | Arab Republic of Egypt, Egyptian Tax Authority - Large Taxpayers Center [Member]
Total	[1]	13,160							13,160
EGYPT | Arab Republic of Egypt, Egyptian Tax Authority - Tax-Office of Joint-Stock Companies [Member]
Total	[1]	500							500
EGYPT | Arab Republic of Egypt, International Tax Agreement Center [Member]
Total	[1]	1,760							1,760
GHANA
Total	[1]	64,410	55,520	780	5,770		40	440	126,970
GHANA | Government of Ghana, Ghana Revenue Authority (GRA) [Member]
Total	[1]	63,710	55,520		$ 5,770				125,000
GHANA | Tarkwa Nsuaem Municipality, Tarkwa Nsuaem Municipal Assembly [Member]
Total	[1]			410					410
GHANA | Government of Ghana, Ministry of Lands and Natural Resources [Member]
Total	[1]							440	440
GHANA | Government of Ghana, Ghana Securities and Exchange Commission [Member]
Total	[1]			310					310
GHANA | Government of Ghana, Minerals Commission of Ghana [Member]
Total	[1]			60			40		100
GHANA | Obuasi East Municipality, Obuasi East Municipal Assembly [Member]
Total	[1]	710							710
GUINEA
Total	[1]		36,890	240			1,010	150	38,280
GUINEA | Urban Municipality of Siguiri, Urban Municipality of Siguiri [Member]
Total	[1]						130	140	270
GUINEA | Government of Guinea, Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member]
Total	[1]		34,870	240					35,110
GUINEA | Mignada District, Mignada District [Member]
Total	[1]						200	10	210
GUINEA | Fatoya District, Fatoya District [Member]
Total	[1]						680		680
GUINEA | Government of Guinea, Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member]
Total	[1]		2,010						2,010
SOUTH AFRICA
Total	[1]							1,770	1,770
SOUTH AFRICA | Government of South Africa, University of the Witwatersrand [Member]
Total	[1]							1,090	1,090
SOUTH AFRICA | Government of South Africa, University of Fort Hare [Member]
Total	[1]							680	680
TANZANIA, UNITED REPUBLIC OF
Total	[1]	96,330	80,690	3,610			40	3,190	183,850
TANZANIA, UNITED REPUBLIC OF | Geita District and Town Councils, Geita District and Town Councils [Member]
Total	[1]	3,220					$ 40	$ 3,190	6,440
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Inspector General of Police [Member]
Total	[1]			340					340
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Lake Victoria Basin Water Board [Member]
Total	[1]			130					130
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Ministry of Minerals [Member]
Total	[1]		$ 80,690	980					81,670
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Tanzania Electric Supply Company Limited (TANESCO) [Member]
Total	[1]			2,050					2,050
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Tanzania Forest Services Agency (TFS) [Member]
Total	[1]			$ 110					110
TANZANIA, UNITED REPUBLIC OF | Government of the United Republic of Tanzania, Tanzania Revenue Authority (TRA) [Member]
Total	[1]	$ 93,110							$ 93,110

[1]
When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was ARS 916.78 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2024 to 31 December 2024 was COP 4,073.58 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was BRL 5.39 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was AUD 1.52 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GBP 0.78 : USD 1.00.
When payments were m ade in Egyptian Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was EGP 45.36 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GHS 14.45 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GNF 8,539.52 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1 January 2024 to 31 December 2024 was ZAR 18.32 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2024 to 31 December 2024 was TZS 2,609.33 : USD 1.00.